INTEREST AND FINANCE COSTS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Interest income	$ 1,851	$ 1,846
Interest expense	(8,885)	(10,246)
Bank stand-by and commitment fees	(193)	(69)
Accretion expense	(2,364)	(1,451)
Lease Liabilities	(2,466)	(2,348)
Loss on extinguishment of credit facility		(595)
Interest and finance (costs) income, net	$ (12,057)	$ (12,863)